Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
Income tax on unrealized gains (losses) on foreign currency translation	$ 281	$ 394	$ 96
Income taxes on cumulative currency translation adjustments	$ 0